Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2017	$ (10,098)			$ 731	$ (10,829)
Temporary equity, beginning balance, shares at Dec. 31, 2017		2,607,298
Temporary equity, beginning balance at Dec. 31, 2017		$ 16,951
Beginning balance, shares at Dec. 31, 2017			3,243,291
Issuance of common stock upon exercise of stock options	112			112
Issuance of common stock upon exercise of stock options, shares			303,583
Issuance of convertible preferred stock for cash of $1.25 per share		$ 100
Issuance of convertible preferred stock for cash of $1.25 per share, shares		10,088
Issuance of restricted stock awards for advisory services, shares			12,610
Stock-based compensation	196			196
Net loss	(5,097)				(5,097)
Ending balance at Dec. 31, 2018	$ (14,887)			1,039	(15,926)
Temporary equity, ending balance, shares at Dec. 31, 2018	2,617,386	2,617,386
Temporary equity, ending balance at Dec. 31, 2018	$ 17,051	$ 17,051
Ending balance, shares at Dec. 31, 2018			3,559,484
Issuance of common stock upon exercise of stock options	13			13
Issuance of common stock upon exercise of stock options, shares			12,610
Stock-based compensation	189			189
Net loss	(4,187)				(4,187)
Ending balance at Sep. 30, 2019	(18,872)			1,241	(20,113)
Temporary equity, ending balance, shares at Sep. 30, 2019		2,617,386
Temporary equity, ending balance at Sep. 30, 2019		$ 17,051
Ending balance, shares at Sep. 30, 2019			3,572,094
Beginning balance at Dec. 31, 2018	$ (14,887)			1,039	(15,926)
Temporary equity, beginning balance, shares at Dec. 31, 2018	2,617,386	2,617,386
Temporary equity, beginning balance at Dec. 31, 2018	$ 17,051	$ 17,051
Beginning balance, shares at Dec. 31, 2018			3,559,484
Issuance of common stock upon exercise of stock options	$ 72			72
Issuance of common stock upon exercise of stock options, shares	81,965		81,965
Stock-based compensation	$ 253			253
Net loss	(5,161)				(5,161)
Ending balance at Dec. 31, 2019	$ (19,723)			1,364	(21,087)
Temporary equity, ending balance, shares at Dec. 31, 2019	2,617,386	2,617,386
Temporary equity, ending balance at Dec. 31, 2019	$ 17,051	$ 17,051
Ending balance, shares at Dec. 31, 2019			3,641,449
Beginning balance at Jun. 30, 2019	(17,417)			1,166	(18,583)
Temporary equity, beginning balance, shares at Jun. 30, 2019		2,617,386
Temporary equity, beginning balance at Jun. 30, 2019		$ 17,051
Beginning balance, shares at Jun. 30, 2019			3,565,789
Issuance of common stock upon exercise of stock options	6			6
Issuance of common stock upon exercise of stock options, shares			6,305
Stock-based compensation	69			69
Net loss	(1,530)				(1,530)
Ending balance at Sep. 30, 2019	(18,872)			1,241	(20,113)
Temporary equity, ending balance, shares at Sep. 30, 2019		2,617,386
Temporary equity, ending balance at Sep. 30, 2019		$ 17,051
Ending balance, shares at Sep. 30, 2019			3,572,094
Beginning balance at Dec. 31, 2019	$ (19,723)			1,364	(21,087)
Temporary equity, beginning balance, shares at Dec. 31, 2019	2,617,386	2,617,386
Temporary equity, beginning balance at Dec. 31, 2019	$ 17,051	$ 17,051
Beginning balance, shares at Dec. 31, 2019			3,641,449
Issuance of Series B convertible preferred stock and common stock warrants, net of issuance costs of $3.5 million	10,591			10,591
Issuance of common stock upon exercise of stock options	$ 542			542
Issuance of common stock upon exercise of stock options, shares	540,334		540,334
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs	$ 186,446		$ 1	186,445
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs, Shares			12,000,000
Conversion of convertible preferred stock	92,537		$ 2	92,535
Temporary equity, conversion of convertible preferred stock, shares		(12,503,009)
Temporary equity, conversion of convertible preferred stock		$ (92,537)
Conversion of convertible preferred stock, shares			12,503,009
Exercise of common stock warrants	1,105			1,105
Exercise of common stock warrants, shares			2,402,603
Stock-based compensation	218			218
Other comprehensive income	7					$ 7
Net loss	(12,253)				(12,253)
Ending balance at Sep. 30, 2020	$ 259,470		$ 3	292,800	(33,340)	7
Temporary equity, ending balance, shares at Sep. 30, 2020	0
Ending balance, shares at Sep. 30, 2020			31,087,395
Temporary Equity, Issuance of Series B convertible preferred stock and common stock warrants, net, shares		9,372,765
Temporary Equity, Issuance of Series B convertible preferred stock and common stock warrants, net		$ 70,971
Temporary Equity, Issuance of the Series B-1 convertible preferred stock upon conversion of convertible notes, shares		512,858
Temporary Equity, Issuance of the Series B-1 convertible preferred stock upon conversion of convertible notes		$ 4,515
Beginning balance at Jun. 30, 2020	$ (12,529)			12,355	(24,884)
Temporary equity, beginning balance, shares at Jun. 30, 2020		12,503,009
Temporary equity, beginning balance at Jun. 30, 2020		$ 92,537
Beginning balance, shares at Jun. 30, 2020			4,607,565
Issuance of common stock upon exercise of stock options	304			304
Issuance of common stock upon exercise of stock options, shares			262,285
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs	186,446		$ 1	186,445
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs, Shares			12,000,000
Conversion of convertible preferred stock	92,537		$ 2	92,535
Temporary equity, conversion of convertible preferred stock, shares		(12,503,009)
Temporary equity, conversion of convertible preferred stock		$ (92,537)
Conversion of convertible preferred stock, shares			12,503,009
Exercise of common stock warrants	1,050			1,050
Exercise of common stock warrants, shares			1,714,536
Stock-based compensation	111			111
Other comprehensive income	7					7
Net loss	(8,456)				(8,456)
Ending balance at Sep. 30, 2020	$ 259,470		$ 3	$ 292,800	$ (33,340)	$ 7
Temporary equity, ending balance, shares at Sep. 30, 2020	0
Ending balance, shares at Sep. 30, 2020			31,087,395